401(k) Plans (Details) - Vaso Corporation and Subsidaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
401(k) Plans (Details) [Line Items]
Voluntary contributions rate	80.00%
Percentage of employee contributions	$ 234,000	$ 112,000